One Financial Way

Cincinnati, Ohio 45242

Post Office Box 237

Cincinnati, Ohio 45201-0237

Telephone: 513-794-6100

April 25, 2014

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re: Ohio National Fund, Inc. (1940 Act File No. 811-3015)

Post-Effective Amendment No. 66 to File No. 2-67464

Ladies and Gentlemen:

Attached hereto is post-effective amendment 66 to File number 2-67464. This post-effective amendment is being filed pursuant to Rule 485(b) of the Securities Act of 1933. This amendment is being filed to make changes in response to Staff comments, update financial information and make certain other non-material changes. The undersigned has reviewed the disclosures in the post-effective amendment and certifies that the post-effective amendment meets all of the requirements for effectiveness of this registration statement under Rule 485(b).

The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Senior Associate Counsel